Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total convertible note payable	$ 470,514	$ 309,637	$ 200,000
Less unamortized debt derivative discounts	278,228	0	30,010
Convertible note payable	192,286	309,637	169,990
Less: current portion	192,286	309,637	169,990
Convertible note payable, less current portion	0	0	0
Convertible Note Payable 1
Total convertible note payable	25,750	0	0
Convertible Note Payable 2
Total convertible note payable	43,000	0	0
Convertible Note Payable 3
Total convertible note payable	38,000	0	0
Convertible Note Payable 4
Total convertible note payable	36,050	0	0
Convertible Note Payable 5
Total convertible note payable	38,000	0	0
Convertible Note Payable 6
Total convertible note payable	38,000	0	0
Convertible Note Payable 7
Total convertible note payable	51,500	0	50,000
Convertible Note Payable 8
Total convertible note payable	60,600	0	40,000
Convertible NotePayable 9
Total convertible note payable	60,041	94,080	35,000
Convertible NotePayable 10
Total convertible note payable	60,000	60,000	50,000
Convertible NotePayable 11
Total convertible note payable	0	30,000	$ 25,000
Convertible NotePayable 12
Total convertible note payable	17,364	30,000
Convertible NotePayable 13
Total convertible note payable	0	30,000
Convertible NotePayable 14
Total convertible note payable	0	55,057
Convertible NotePayable 15
Total convertible note payable	$ 2,209	$ 10,500